Securities Act File No. 33-67852
                                               Securities Act File No. 33-91706
                                               Securities Act File No. 33-56094
                                               Securities Act File No. 33-13436
                                               Securities Act File No. 02-72428
                                               Securities Act File No. 33-72226
                                               Securities Act File No. 33-59363
                                               Securities Act File No. 02-93307
                                               Securities Act File No. 333-02265
                                               Securities Act File No. 02-32488

                                  PILGRIM FUNDS

                       Supplement dated September 1, 2000
            to the Class A, B, C, M and T International Equity Funds
                         Prospectus dated July 31, 2000

        (This Supplement supercedes the supplement dated July 31, 2000.)

1. ACQUISITION OF RELIASTAR FINANCIAL CORP. BY ING GROEP N.V.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp. (NYSE: RLR), the indirect parent company of Pilgrim Investments, Inc. ("Pilgrim Investments"), Adviser to the Funds, and Pilgrim Securities, Inc. ("Pilgrim Securities"), Distributor to the Funds. ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Pilgrim Investments and Pilgrim Securities are expected to remain intact after the acquisition. Pilgrim Investments does not currently anticipate that there will be any changes in the investment personnel primarily responsible for management of the Funds as a result of the acquisition.

Under the provisions of the advisory contracts between the Pilgrim Funds and Pilgrim Investments, those agreements might be deemed to terminate automatically at the time of the acquisition. As a result, the Board of Directors/Trustees and the shareholders of the Funds approved new advisory contracts between the Pilgrim Funds and Pilgrim Investments, which took effect immediately after the acquisition.

2. REDEMPTION FEE FOR PILGRIM TROIKA DIALOG RUSSIA FUND

The chart entitled "Fees You Pay Directly" in the section entitled "What You Pay To Invest" is revised to reflect that shares of Pilgrim Troika Dialog Russia Fund, Inc. are subject to a redemption fee of 2.0% of the amount redeemed if shares are redeemed within 365 days of purchase.

3. TERMINATION OF SUB-ADVISER FOR PILGRIM WORLDWIDE GROWTH FUND, PILGRIM INTERNATIONAL CORE GROWTH FUND, AND PILGRIM EMERGING COUNTRIES FUND.

Effective October 1, 2000, Nicholas-Applegate Capital Management ("NACM") will no longer serve as Sub-Adviser of Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"), Pilgrim International Core Growth Fund ("International Core Growth Fund") and Pilgrim Emerging Countries Fund ("Emerging Countries Fund") (collectively, the "Funds"). NACM currently serves as a Sub-Adviser to Pilgrim Investments, which is the Adviser for those Funds. Effective October 1, 2000, Pilgrim Investments will manage directly these Funds under its existing Investment Management Agreement. The fees payable to Pilgrim Investments for serving as Adviser will not change.

Effective October 1, 2000, Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of Pilgrim Investments, will be primarily responsible for the day-to-day management of the domestic equity component of Worldwide Growth Fund. The biography for Ms. Lisanti is set forth in the Prospectus.

Effective October 1, 2000, Richard T. Saler and Philip A. Schwartz will share responsibility for the day-to-day management of the International Core Growth Fund, the Emerging Countries Fund, and the international portion of the
Worldwide Growth Fund. Mr. Saler has over 13 years of experience in international investments. He is Senior Vice President of Pilgrim Investments and held a similar position with Lexington Management Corporation ("LMC") prior to that firm's recent acquisition by the parent company of Pilgrim Investments. Mr. Saler is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and the Pilgrim International Fund (formerly the Lexington Global Corporate Leaders Fund and the Lexington International Fund, respectively), and he is the lead manager for the latter fund. Mr. Saler has focused on international markets since joining LMC in 1986.

Mr. Schwartz has over 12 years experience in international investments. He is a Vice President at Pilgrim Investments, and held the same position with LMC prior to that firms' recent acquisition. He is also a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Schwartz is a member of an investment management team that manages both the Pilgrim Global Corporate Leaders Fund and Pilgrim International Fund. Prior to joining LMC in 1993, he was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, Mr. Schwartz was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

Following the assumption of portfolio management duties by Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of these Funds to reflect the management style of Pilgrim Investments. Such potential restructuring may result in transactional costs for the Funds and may result in accelerated capital gain distributions as a result of the turnover.

4. CHANGE IN DESCRIPTION OF INVESTMENT STRATEGY FOR PILGRIM WORLDWIDE
   GROWTH FUND.

Effective October 1, 2000, the following disclosure will replace the disclosure under "Pilgrim Worldwide Growth Fund -- Investment Strategy" on page 6 of the
Prospectus:

     Under normal conditions the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which normally includes the U.S. The Fund normally invests at least 75% of its total assets in common stock. The Fund may invest in companies located in countries with emerging securities markets when the Adviser believes they present attractive investment opportunities.

     In considering common stock of U.S. companies, the Adviser selects companies that it believes have above average prospects for growth. The companies may have a large, medium or small market capitalization. The Adviser seeks companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years in the U.S. This trend-oriented approach is combined with fundamental research to guide stock selection and the structure of the U.S. portion of the portfolio.

     In considering the common stock of non-U.S. companies, the Adviser selects companies that it believes offer the best relative value in a number of different categories and, as a result, the best prospects for capital appreciation. Such categories may include, but are not limited to, companies affected by important socio-economic trends (as described above in the case of U.S. stock selection); companies based in certain regions; and companies operating in major economic sectors. This relative value seeking approach is combined with fundamental research to guide stock selection and the structure of the non-U.S. portion of the portfolio.

     From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks with reference to the corresponding breakdown of market capitalization in the major indices of global stocks and to other factors deemed appropriate by the Adviser.

5. CHANGE IN SUB-ADVISER FOR THE PILGRIM SMALLCAP ASIA GROWTH FUND

The disclosure under "Management of the Funds -- Pilgrim SmallCap Asia Growth Fund" on page 44 of the Prospectus is hereby replaced with the following:

     INSINGER ASSET MANAGEMENT (U.S.) INC. (INSINGER)

     Insinger is the sub-adviser of the Pilgrim SmallCap Asia Growth Fund. Insinger is located at 1605 Wheelock House, 20 Pedder Street, Central, Hong Kong. Insinger provides investment advice and management to Pilgrim SmallCap Asia Growth Fund.

     Christina Lam, Vice President of Insinger, is the lead manager on a portfolio management team that manages the Pilgrim SmallCap Asia Growth Fund. Prior to July 2000, Ms. Lam was a Vice President of Crosby Asset Management (US) Inc. ("Crosby"), the former sub-adviser to the Fund. Ms. Lam joined Crosby in 1991. After graduating with a law degree with honors from Warwick University, she qualified as a Barrister from Lincoln's Inn in London. In 1987 she joined Schroder Securities Limited in Hong Kong as an investment analyst, where her coverage included the utilities, industrials, and retail sectors and conglomerates.


Please  be  advised  of  the  new  address  of  the  Pilgrim  Funds,   effective
immediately:

ING Pilgrim Funds
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE